Stockholders' Equity (Details 2) - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning		298,283	258,583	185,755
Exercisable at beginning		179,215	140,687	110,407
Granted		7,500	61,912	82,112
Exercised				(4,062)
Cancelled or forfeited		(2,250)	(22,212)	(5,222)
Outstanding at ending		303,532	298,283	258,583
Exercisable at ending			179,215	140,687
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning		$ 48.80	$ 54.40	$ 58.80
Exercisable at beginning		56.40	62.40	67.20
Granted		12.40	32.80	43.60
Exercised				35.20
Cancelled or forfeited		43.20	59.20	56.80
Outstanding at ending		$ 48.00	48.80	54.40
Exercisable at ending			$ 56.40	$ 62.40
Share-based Compensation Arrangement by Share-based Payment Award, Options, Intrinsic Value [Abstract]
Outstanding at beginning	[1]		$ 4,800	$ 1,493,368
Exercisable at beginning	[1]		600	566,589
Outstanding at ending	[1]			4,800
Exercisable at ending	[1]			$ 600
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning			$ 32.00	$ 35.20
Exercisable at beginning			40.00	35.20
Granted			29.60	32.00
Exercised				35.20
Cancelled or forfeited			32.00	35.20
Outstanding at ending				32.00
Exercisable at ending				40.00
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning			385.60	385.60
Exercisable at beginning			385.60	385.60
Granted			42.40	58.40
Exercised				35.20
Cancelled or forfeited			$ 128.00	385.60
Outstanding at ending				385.60
Exercisable at ending				$ 385.60

[1]	Intrinsic value is calculated as the estimated fair value of the Company's stock at the end of the related period less the option exercise price of in-the-money options.